NET REVENUES	12 Months Ended
Dec. 31, 2025
NET REVENUES
NET REVENUES

(12)NET REVENUES

The components of net revenues for the years ended December 31, 2023, 2024 and 2025, are as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Portfolio training services	166,448,699	199,325,957	187,913,693
Research-based learning services	6,512,650	14,948,520	19,636,016
Overseas study counselling services	28,993,831	32,287,258	35,867,956
Other educational services	19,663,788	21,498,427	24,695,211
Net Revenues	221,618,968	268,060,162	268,112,876

Deferred revenue is recorded when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer in advance. Changes in the deferred revenue balances during the year ended December 31, 2024 and 2025 are as follows:

	Fiscal years ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	252,145,949	280,036,806
Cash received in advance, net of VAT	295,839,038	260,201,415
Acquisition of Youru and subsequent movement	(198,332)	—
Revenue recognized from opening balance of deferred revenue	(156,304,362)	(158,550,252)
Revenue recognized from deferred revenue arising during the year	(109,645,083)	(109,562,624)
Disposal of equity interests in subsidiaries for deconsolidation	(18,830)	—
Change of refund liabilities	(1,781,574)	(343,439)
Balance at the end of the period	280,036,806	271,781,906